First Quarter Report
July 31, 2023 (Unaudited)
Columbia U.S. Treasury Index Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia U.S. Treasury Index Fund, July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
U.S. Treasury Obligations 98.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2024	0.375%	5,951,000	5,652,985
08/15/2024	2.375%	6,973,000	6,762,721
08/31/2024	1.250%	2,535,000	2,425,777
08/31/2024	1.875%	3,131,000	3,016,401
08/31/2024	3.250%	5,805,000	5,676,428
09/15/2024	0.375%	6,794,000	6,429,088
09/30/2024	1.500%	4,452,000	4,261,225
09/30/2024	2.125%	3,081,000	2,969,795
09/30/2024	4.250%	4,908,000	4,847,800
10/15/2024	0.625%	5,021,000	4,747,002
10/31/2024	1.500%	4,952,000	4,725,872
10/31/2024	2.250%	3,416,000	3,290,702
10/31/2024	4.375%	6,329,000	6,257,552
11/15/2024	0.750%	6,541,000	6,173,580
11/15/2024	2.250%	5,395,000	5,192,055
11/30/2024	1.500%	2,174,000	2,069,291
11/30/2024	2.125%	346,000	332,092
11/30/2024	4.500%	3,726,000	3,688,449
12/15/2024	1.000%	6,928,000	6,540,736
12/31/2024	1.750%	4,831,000	4,603,037
12/31/2024	2.250%	1,789,000	1,716,881
12/31/2024	4.250%	3,969,000	3,915,667
01/15/2025	1.125%	5,967,000	5,628,559
01/31/2025	1.375%	3,425,000	3,238,632
01/31/2025	2.500%	2,209,000	2,123,746
01/31/2025	4.125%	5,038,000	4,961,446
02/15/2025	1.500%	6,436,000	6,089,562
02/15/2025	2.000%	5,435,000	5,182,145
02/28/2025	1.125%	3,322,000	3,121,642
02/28/2025	2.750%	2,043,000	1,970,138
02/28/2025	4.625%	4,925,000	4,887,485
03/15/2025	1.750%	5,249,000	4,976,093
03/31/2025	0.500%	4,875,000	4,522,134
03/31/2025	2.625%	1,424,000	1,368,431
03/31/2025	3.875%	4,973,000	4,877,231
04/15/2025	2.625%	5,197,000	4,990,947
04/30/2025	0.375%	4,205,000	3,880,427
04/30/2025	2.875%	3,167,000	3,052,815
04/30/2025	3.875%	4,997,000	4,901,159
05/15/2025	2.125%	5,903,000	5,613,154
05/15/2025	2.750%	4,352,000	4,184,380
05/31/2025	0.250%	5,499,000	5,046,621
05/31/2025	2.875%	2,362,000	2,274,809
05/31/2025	4.250%	3,977,000	3,926,511
06/15/2025	2.875%	5,192,000	4,998,314
06/30/2025	0.250%	5,720,000	5,236,481
06/30/2025	2.750%	2,373,000	2,278,265
06/30/2025	4.625%	1,850,000	1,839,666
07/15/2025	3.000%	6,117,000	5,898,604
07/31/2025	0.250%	5,390,000	4,917,743
07/31/2025	2.875%	3,677,000	3,536,383
08/15/2025	2.000%	6,371,000	6,018,106
08/15/2025	3.125%	4,667,000	4,509,124
08/31/2025	0.250%	4,979,000	4,529,723
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/31/2025	2.750%	2,414,000	2,313,291
09/15/2025	3.500%	3,032,000	2,950,278
09/30/2025	0.250%	5,798,000	5,263,497
09/30/2025	3.000%	2,420,000	2,329,628
10/15/2025	4.250%	4,515,000	4,463,148
10/31/2025	0.250%	6,091,000	5,509,976
10/31/2025	3.000%	3,111,000	2,993,365
11/15/2025	2.250%	6,847,000	6,475,229
11/15/2025	4.500%	3,964,000	3,940,154
11/30/2025	0.375%	6,265,000	5,668,357
11/30/2025	2.875%	3,042,000	2,916,993
12/15/2025	4.000%	3,974,000	3,909,423
12/31/2025	0.375%	6,784,000	6,127,860
01/15/2026	3.875%	4,463,000	4,378,273
01/31/2026	0.375%	7,101,000	6,389,791
01/31/2026	2.625%	2,446,000	2,329,242
02/15/2026	1.625%	6,593,000	6,117,068
02/15/2026	4.000%	4,164,000	4,098,287
02/15/2026	6.000%	485,000	499,171
02/28/2026	2.500%	3,002,000	2,847,444
03/15/2026	4.625%	4,555,000	4,555,000
03/31/2026	0.750%	6,795,000	6,152,129
03/31/2026	2.250%	2,475,000	2,330,947
04/15/2026	3.750%	5,146,000	5,035,843
04/30/2026	0.750%	5,550,000	5,007,574
04/30/2026	2.375%	2,036,000	1,922,111
05/15/2026	1.625%	5,906,000	5,456,129
05/15/2026	3.625%	4,372,000	4,265,091
05/31/2026	0.750%	6,266,000	5,639,400
05/31/2026	2.125%	2,186,000	2,046,984
06/15/2026	4.125%	4,565,000	4,516,140
06/30/2026	0.875%	5,732,000	5,172,234
06/30/2026	1.875%	2,504,000	2,326,568
07/31/2026	0.625%	6,384,000	5,698,219
07/31/2026	1.875%	3,061,000	2,837,643
08/15/2026	1.500%	4,937,000	4,519,669
08/31/2026	0.750%	7,260,000	6,488,058
08/31/2026	1.375%	2,513,000	2,289,579
09/30/2026	0.875%	6,604,000	5,917,287
09/30/2026	1.625%	1,997,000	1,831,311
10/31/2026	1.125%	6,524,000	5,876,187
10/31/2026	1.625%	2,647,000	2,423,039
11/15/2026	2.000%	4,800,000	4,444,500
11/30/2026	1.250%	6,559,000	5,920,010
11/30/2026	1.625%	2,088,000	1,908,236
12/31/2026	1.250%	6,122,000	5,517,453
12/31/2026	1.750%	2,601,000	2,384,385
01/31/2027	1.500%	8,303,000	7,529,783
02/15/2027	2.250%	5,499,000	5,118,366
02/28/2027	1.125%	1,558,000	1,392,341
02/28/2027	1.875%	6,011,000	5,516,971
03/31/2027	0.625%	2,295,000	2,007,766
03/31/2027	2.500%	5,662,000	5,308,567
04/30/2027	0.500%	3,879,000	3,367,760
04/30/2027	2.750%	5,533,000	5,228,253
2	Columbia U.S. Treasury Index Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, July 31, 2023 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2027	2.375%	6,142,000	5,719,258
05/31/2027	0.500%	3,520,000	3,048,375
05/31/2027	2.625%	5,278,000	4,959,671
06/30/2027	0.500%	4,342,000	3,750,403
06/30/2027	3.250%	4,978,000	4,787,047
07/31/2027	0.375%	5,003,000	4,286,164
07/31/2027	2.750%	5,098,000	4,806,458
08/15/2027	2.250%	4,827,000	4,460,450
08/31/2027	0.500%	4,015,000	3,448,822
08/31/2027	3.125%	4,979,000	4,760,780
09/30/2027	0.375%	7,213,000	6,147,392
09/30/2027	4.125%	4,610,000	4,580,107
10/31/2027	0.500%	4,589,000	3,921,802
10/31/2027	4.125%	5,079,000	5,046,860
11/15/2027	2.250%	5,016,000	4,619,423
11/30/2027	0.625%	5,261,000	4,509,663
11/30/2027	3.875%	4,198,000	4,133,390
12/31/2027	0.625%	5,807,000	4,965,892
12/31/2027	3.875%	4,128,000	4,064,790
01/31/2028	0.750%	6,823,000	5,854,987
01/31/2028	3.500%	4,885,000	4,738,450
02/15/2028	2.750%	6,264,000	5,881,309
02/29/2028	1.125%	7,221,000	6,294,117
02/29/2028	4.000%	4,547,000	4,506,148
03/31/2028	1.250%	6,083,000	5,323,576
03/31/2028	3.625%	4,249,000	4,144,103
04/30/2028	1.250%	6,574,000	5,741,978
04/30/2028	3.500%	4,946,000	4,797,620
05/15/2028	2.875%	6,915,000	6,516,307
05/31/2028	1.250%	6,417,000	5,593,819
05/31/2028	3.625%	8,842,000	8,631,312
06/30/2028	1.250%	5,391,000	4,691,434
07/31/2028	1.000%	6,671,000	5,719,861
08/15/2028	2.875%	7,152,000	6,729,026
08/31/2028	1.125%	6,211,000	5,349,224
09/30/2028	1.250%	6,660,000	5,759,859
10/31/2028	1.375%	6,477,000	5,628,412
11/15/2028	3.125%	6,402,000	6,085,401
11/15/2028	5.250%	993,000	1,039,857
11/30/2028	1.500%	6,559,000	5,727,852
12/31/2028	1.375%	6,195,000	5,367,387
01/31/2029	1.750%	5,669,000	5,002,450
02/15/2029	2.625%	6,400,000	5,914,500
02/15/2029	5.250%	277,000	290,720
02/28/2029	1.875%	5,616,000	4,983,323
03/31/2029	2.375%	5,307,000	4,831,858
04/30/2029	2.875%	4,516,000	4,221,402
05/15/2029	2.375%	5,248,000	4,773,220
05/31/2029	2.750%	4,423,000	4,103,715
06/30/2029	3.250%	4,794,000	4,568,907
07/31/2029	2.625%	3,938,000	3,623,268
08/15/2029	1.625%	4,893,000	4,254,999
08/31/2029	3.125%	3,601,000	3,406,321
09/30/2029	3.875%	4,136,000	4,076,222
10/31/2029	4.000%	3,648,000	3,620,925
11/15/2029	1.750%	3,865,000	3,376,742
11/30/2029	3.875%	4,174,000	4,115,629
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/31/2029	3.875%	3,715,000	3,663,338
01/31/2030	3.500%	3,989,000	3,850,632
02/15/2030	1.500%	7,653,000	6,526,574
02/28/2030	4.000%	4,023,000	3,997,856
03/31/2030	3.625%	3,854,000	3,747,413
04/30/2030	3.500%	4,055,000	3,914,342
05/15/2030	0.625%	8,789,000	7,013,347
05/15/2030	6.250%	687,000	772,982
05/31/2030	3.750%	4,688,000	4,594,240
08/15/2030	0.625%	11,715,000	9,287,798
11/15/2030	0.875%	11,704,000	9,427,206
02/15/2031	1.125%	11,008,000	9,000,760
02/15/2031	5.375%	447,000	484,995
05/15/2031	1.625%	10,647,000	8,988,397
08/15/2031	1.250%	12,234,000	9,964,975
11/15/2031	1.375%	11,300,000	9,244,813
02/15/2032	1.875%	10,892,000	9,249,691
05/15/2032	2.875%	10,395,000	9,548,782
08/15/2032	2.750%	10,366,000	9,410,384
11/15/2032	4.125%	10,098,000	10,213,180
02/15/2033	3.500%	12,888,000	12,420,810
05/15/2033	3.375%	9,649,000	9,201,226
02/15/2036	4.500%	931,000	989,915
05/15/2037	5.000%	666,000	742,798
02/15/2038	4.375%	767,000	802,474
05/15/2038	4.500%	933,000	987,376
02/15/2039	3.500%	721,000	679,092
05/15/2039	4.250%	1,208,000	1,241,220
08/15/2039	4.500%	1,476,000	1,559,025
11/15/2039	4.375%	1,256,000	1,305,651
02/15/2040	4.625%	1,575,000	1,685,988
05/15/2040	1.125%	4,267,000	2,706,211
05/15/2040	4.375%	1,149,000	1,191,908
08/15/2040	1.125%	4,982,000	3,130,876
08/15/2040	3.875%	1,592,000	1,549,961
11/15/2040	1.375%	5,724,000	3,746,537
11/15/2040	4.250%	1,460,000	1,489,884
02/15/2041	1.875%	7,196,000	5,120,404
02/15/2041	4.750%	1,307,000	1,416,257
05/15/2041	2.250%	6,233,000	4,703,967
05/15/2041	4.375%	1,334,000	1,377,355
08/15/2041	1.750%	7,969,000	5,496,120
08/15/2041	3.750%	1,493,000	1,415,084
11/15/2041	2.000%	6,914,000	4,960,795
11/15/2041	3.125%	1,514,000	1,309,610
02/15/2042	2.375%	5,531,000	4,219,116
02/15/2042	3.125%	1,649,000	1,421,490
05/15/2042	3.000%	1,389,000	1,170,015
05/15/2042	3.250%	5,003,000	4,375,280
08/15/2042	2.750%	1,659,000	1,339,643
08/15/2042	3.375%	4,171,000	3,711,538
11/15/2042	2.750%	2,482,000	2,000,725
11/15/2042	4.000%	4,213,000	4,103,725
02/15/2043	3.125%	2,141,000	1,826,875
02/15/2043	3.875%	4,141,000	3,957,243
05/15/2043	2.875%	3,261,000	2,667,906
05/15/2043	3.875%	2,941,000	2,811,412

Columbia U.S. Treasury Index Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, July 31, 2023 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2043	3.625%	2,135,000	1,960,530
11/15/2043	3.750%	2,235,000	2,088,328
02/15/2044	3.625%	2,524,000	2,313,404
05/15/2044	3.375%	2,463,000	2,170,134
08/15/2044	3.125%	3,082,000	2,606,698
11/15/2044	3.000%	2,463,000	2,037,363
02/15/2045	2.500%	3,376,000	2,553,100
05/15/2045	3.000%	1,866,000	1,538,867
08/15/2045	2.875%	2,361,000	1,902,081
11/15/2045	3.000%	1,425,000	1,172,285
02/15/2046	2.500%	2,897,000	2,173,655
05/15/2046	2.500%	2,905,000	2,177,388
08/15/2046	2.250%	3,556,000	2,530,316
11/15/2046	2.875%	1,604,000	1,287,962
02/15/2047	3.000%	3,015,000	2,474,184
05/15/2047	3.000%	2,459,000	2,016,764
08/15/2047	2.750%	3,505,000	2,743,758
11/15/2047	2.750%	3,482,000	2,725,209
02/15/2048	3.000%	3,860,000	3,167,009
05/15/2048	3.125%	4,329,000	3,635,007
08/15/2048	3.000%	4,638,000	3,806,059
11/15/2048	3.375%	4,837,000	4,252,781
02/15/2049	3.000%	4,906,000	4,034,418
05/15/2049	2.875%	4,955,000	3,984,130
08/15/2049	2.250%	4,801,000	3,389,206
11/15/2049	2.375%	4,485,000	3,254,428
02/15/2050	2.000%	5,698,000	3,793,622
05/15/2050	1.250%	6,425,000	3,503,633
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2050	1.375%	7,121,000	4,013,351
11/15/2050	1.625%	7,076,000	4,263,290
02/15/2051	1.875%	8,190,000	5,259,516
05/15/2051	2.375%	8,024,000	5,792,325
08/15/2051	2.000%	7,770,000	5,137,913
11/15/2051	1.875%	7,398,000	4,733,564
02/15/2052	2.250%	6,788,000	4,760,085
05/15/2052	2.875%	6,561,000	5,282,630
08/15/2052	3.000%	5,961,000	4,926,208
11/15/2052	4.000%	6,056,000	6,053,161
02/15/2053	3.625%	6,294,000	5,872,105
05/15/2053	3.625%	4,973,000	4,646,647
Total U.S. Treasury Obligations (Cost $1,203,871,799)			1,104,420,938

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.408%(a),(b)	5,307,448	5,305,325
Total Money Market Funds (Cost $5,304,932)		5,305,325
Total Investments in Securities (Cost: $1,209,176,731)		1,109,726,263
Other Assets & Liabilities, Net		6,202,216
Net Assets		1,115,928,479

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at July 31, 2023.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.408%
	3,627,916	22,169,663	(20,492,430)	176	5,305,325	(605)	67,470	5,307,448
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia U.S. Treasury Index Fund | First Quarter Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT237_04_N01_(09/23)